Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable—margin clients, allowance for doubtful accounts	$ 135,275
Accounts receivable—others, allowance for doubtful accounts	102,236	41,893
Deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,807,846	3,792,852
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	7,460,581	2,731,088
Amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	647,560
Short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited
Accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	5,519,554	140,641
Income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	414,023	7,837
Deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	325,340	140,074
Deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	632,829	1,062,318
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 1,886,190	$ 1,168,809
Ordinary shares, par value (in Dollars per share)	$ 0.00013	$ 0.00013
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	111,145,633	110,955,383
Ordinary shares, shares outstanding (in Shares)	111,145,633	110,955,383